Statutory Insurance Fund - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Statutory insurance fund [line items]
Additional contribution to statutory insurance fund criteria	When the accumulated statutory insurance fund contributions reach 1% of total assets, no additional contribution to the statutory insurance fund is required
Life policies with guaranteed benefits [member]
Statutory insurance fund [line items]
Percentage of statutory insurance fund contribution on premium and accumulated policyholder deposits	0.15%
Life policies without guaranteed benefits [member]
Statutory insurance fund [line items]
Percentage of statutory insurance fund contribution on premium and accumulated policyholder deposits	0.05%
Short-term health policies [member]
Statutory insurance fund [line items]
Percentage of statutory insurance fund contribution on premium	0.80%
Long-term health policies [member]
Statutory insurance fund [line items]
Percentage of statutory insurance fund contribution on premium	0.15%
Accident insurance contracts [member]
Statutory insurance fund [line items]
Percentage of statutory insurance fund contribution on premium	0.80%
Accident investment contracts with guaranteed benefits [member]
Statutory insurance fund [line items]
Percentage of statutory insurance fund contribution on accumulated policyholder deposits	0.08%
Accident investment contracts without guaranteed benefits [member]
Statutory insurance fund [line items]
Percentage of statutory insurance fund contribution on accumulated policyholder deposits	0.05%